Inventory (Tables)	12 Months Ended
Dec. 31, 2019
12. Inventory
Inventory

As at	December 31	December 31
millions of Canadian dollars	2019	2018
Fuel	$232	$213
Materials	235	241
Emission credits	-	20
	$467	$474